Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$ 20,538		$ 21,680
Receivables from the Fund for Privatization of Government - owned Enterprises under the Executive Yuan	1,089		12
Accrued custodial receipts	752		725
Others	1,089		991
Other current monetary assets	$ 23,468	$ 748	$ 23,408